SUBSIDIARIES (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of Subsidiaries
(a)    Subsidiaries

		Equity Interest
	Country of	December 31, 2025	December 31, 2024
	Incorporation	%	%
Hyperion Metals (Australia) Pty Ltd	Australia	100	100
IperionX Critical Minerals LLC	United States	100	100
IperionX Technology LLC	United States	100	100
IperionX Inc.	United States	100	100